INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES
12.	INCOME AND SOCIAL CONTRIBUTION TAXES
12.1.	Deferred taxes

The Company calculates income tax and social contribution taxes, current and deferred, based on the following rates: (i) 15% plus an additional 10% on taxable income in excess of R$240 for IRPJ; and (ii) 9% for CSLL, on the net income. Balances are recognized in the Company’s income on an accruals basis.

Associates located in Brazil have their taxes calculated and provisioned in accordance with the current legislation and their specific tax regime, including, in some cases, the presumed profit method. Associates located abroad are taxed in their respective jurisdictions, according to local regulations.

Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.

In Brazil, Law nº. 12,973/14 revoked article 74 of Provisional Measure nº.2,158/01 and determines that the parcel of the adjustment of the value of the investment in associate, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at each year ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in April 2019, against the double taxation, in Brazil, of profits earned by its associate located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to include the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the year ended December 31, 2022. There is no provision for tax related to the profits of such associate in 2022.

12.1.1.	Deferred income and social contribution taxes

	December 31,	December 31,
	2022	2021
Tax loss	1,207,096	1,156,876
Negative tax basis of social contribution	445,250	411,074

Assets - temporary differences
Provision for judicial liabilities	268,596	249,345
Operating provisions and other losses	999,028	965,130
Exchange rate variations	4,297,503	6,555,202
Derivatives losses (“MtM”)		2,193,693
Amortization of fair value adjustments arising from business combinations	680,142	699,535
Unrealized profit on inventories	363,052	298,888
Leases	364,838	373,372
	8,625,505	12,903,115

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,023,103	746,489
Property, plant and equipment - deemed cost	1,217,349	1,316,859
Accelerated tax depreciation	869,997	944,949
Borrowing cost	210,834	99,399
Fair value of biological assets	703,274	430,966
Deferred taxes, net of fair value adjustments	398,950	427,313
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	194,121	198,027
Derivatives gains (“MtM”)	9,164
Other temporary differences	13,416	9,184
	4,640,208	4,173,186

Non-current assets	3,986,415	8,729,929
Non-current liabilities	1,118

Tax losses and accelerated tax depreciation are only contributed by Income Tax (“IRPJ”), and the negative basis of social contribution only by CSLL. Other tax bases were subject to both taxes.

12.1.2.	Breakdown of accumulated tax losses and social contribution tax losses carried forward

	December 31,	December 31,
	2022	2021
Tax loss carried forward	4,828,384	4,627,504
Negative tax basis of social contribution carried forward	4,947,222	4,567,489

12.1.3.	Roll-forward of deferred tax assets

	December 31,	December 31,
	2022	2021
Opening balance	8,729,929	8,676,432
Tax loss	50,220	143,868
Negative tax basis of social contribution	34,176	81,662
(Reversal of) provision for judicial liabilities	19,251	16,245
Reversal of operating provisions and other losses	33,898	(53,467)
Exchange rate variation	(2,257,699)	442,296
Derivative gains (“MtM”)	(2,202,857)	(110,140)
Amortization of fair value adjustments arising from business combinations	8,970	22,996
Unrealized profit on inventories	64,164	122,041
Leases	(8,534)	86,306
Goodwill - tax benefit on unamortized goodwill	(276,614)	(276,614)
Property, plant and equipment - deemed cost	99,510	68,783
Accelerated tax depreciation	74,952	80,187
Borrowing cost	(111,435)	10,637
Fair value of biological assets	(272,308)	(225,586)
Deferred taxes on the results of associates abroad		(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(4,232)	(167,356)
Closing balance	3,985,297	8,729,929

12.2.	Reconciliation of the effects of income tax and social contribution on profit or loss

	December 31,	December 31,	December 31,
	2022	2021	2020
Net income (loss) before taxes	28,655,581	8,832,957	(17,642,129)
Income tax and social contribution benefit (expense) at the statutory nominal rate of 34%	(9,742,898)	(3,003,205)	5,998,324

Tax effect on permanent differences
Taxation (difference) on profits of associates in Brazil and abroad (1)	4,915,243	3,445,206	1,373,845
Equity method	96,685	44,309	12,288
Thin capitalization (2)	(505,553)	(603,612)	(675,356)
Credit related to the Reintegra Program	7,829	7,398	6,278
Director bonuses	(12,208)	(15,656)	(7,677)
Tax incentives (3)	51,839	16,443	10,668
Offsetting of income tax abroad			72,890
Mergers of subsidiaries			67,311
Donations / Fines - Other	(71,631)	(88,308)	68,623
	(5,260,694)	(197,425)	6,927,194
Income tax
Current	(464,312)	(276,431)	(173,322)
Deferred	(3,485,267)	69,669	5,225,655
	(3,949,579)	(206,762)	5,052,333
Social Contribution
Current	(46,584)	(15,684)	(8,604)
Deferred	(1,264,531)	25,021	1,883,465
	(1,311,115)	9,337	1,874,861
Income and social contribution benefits (expenses) for the year	(5,260,694)	(197,425)	6,927,194

Effective rate of income and social contribution tax expenses	18.36%	2.24%	39.27%

1)	The difference in the taxation of associates is substantially due to the differences between the nominal tax rates in Brazil and those of associates located abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2022, 2021 and 2020, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.

3)

Income tax and social contribution deduction on profit or loss referring to the use of: (i) tax incentives applicable to ICMS, (ii) exploitation profits, (iii) expenses with research and development, (iv) PAT benefits (“Worker Food Program”), (v) donations made in cultural projects, (vi) children and adolescents rights funds, (vii) sports incentives, (viii) funds for the elderly and (ix) extensions to maternity and paternity leave.

12.3.	Tax incentives

The Company has a tax incentive in the form of the partial reduction of the income tax on income obtained from operations carried out in the Northeast Development Superintendence (“SUDENE”) and in the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Mucuri (BA) - Line 1	Suzano	2024
Mucuri (BA) - Line 2	Suzano	2027
Eunápolis (BA)	Veracel	2025
Imperatriz (MA)	Suzano	2024
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025